FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2025
EBP 016
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Financial Accounting Standards Board (FASB) Accounting Standards Codification 820 (ASC 820) establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2    Inputs to the valuation methodology include:

•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

    Following is a description of the valuation methodologies used for assets measured at fair value:

    Common Stocks: Quoted prices in principal active markets for identical assets as of the valuation date (Level 1).

    The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
    The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of March 31:

	Assets at Fair Value as of March 31, 2025
	Level 1	Level 2	Level 3	Total
Columbus McKinnon Corporation stock	$2,418,738	$—	$—	$2,418,738
Total assets at Fair Value	$2,418,738	$—	$—	$2,418,738

	Assets at Fair Value as of March 31, 2024
	Level 1	Level 2	Level 3	Total
Columbus McKinnon Corporation stock	$6,847,178	$—	$—	$6,847,178
Total assets at Fair Value	$6,847,178	$—	$—	$6,847,178